Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 138,341	$ 117,055
Restricted cash	2,000
Cash and cash equivalents	59,809	143,251	$ 149,042	$ 136,708
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets		117,055
Restricted cash	2,048
Derivatives	219
Other current financial assets (deposits)	136,074
Cash and cash equivalents	59,809	143,251
Current financial assets and cash and cash equivalents	$ 198,151	$ 260,306